UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31,2006

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   26-APR-06

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          119

Form 13F Information Table Value Total:      $138,217

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2011 26563.000SH       SOLE                  750.000         25863.000
                                                               118 1560.000 SH       DEFINED 0001091923                     1560.000
AFLAC Inc.                     COM              001055102     4040 89528.000SH       SOLE                 2130.000         87823.000
                                                               129 2850.000 SH       DEFINED 0001091923                     2850.000
Abbott Laboratories            COM              002824100      225 5300.000 SH       SOLE                                   5300.000
                                                                42 1000.000 SH       DEFINED 0001091923                     1000.000
Alberto Culver Co CL A         COM              013068101     1878 42451.000SH       SOLE                  950.000         41601.000
                                                                56 1275.000 SH       DEFINED 0001091923                     1275.000
Alltel Corp                    COM              020039103     2738 42279.000SH       SOLE                 1375.000         41054.000
                                                                39  600.000 SH       DEFINED 0001091923                      600.000
Amerada Hess Corp.             COM              023551104      847 5945.000 SH       SOLE                  665.000          5380.000
                                                                54  380.000 SH       DEFINED 0001091923                      380.000
American Express Co.           COM              025816109     3030 57654.223SH       SOLE                 1730.000         56249.223
                                                                81 1545.000 SH       DEFINED 0001091923                     1545.000
Amgen                          COM              031162100      276 3800.000 SH       SOLE                                   3800.000
                                                                18  250.000 SH       DEFINED 0001091923                      250.000
Amsouth Bancorporation         COM              032165102     1894 70010.000SH       SOLE                 2900.000         67510.000
                                                                40 1475.000 SH       DEFINED 0001091923                     1475.000
Anheuser-Busch Co.             COM              035229103     1066 24927.000SH       SOLE                 1175.000         23852.000
                                                                37  870.000 SH       DEFINED 0001091923                      870.000
Auto Data Processing           COM              053015103     2284 50003.342SH       SOLE                 1600.000         48528.342
                                                                71 1550.000 SH       DEFINED 0001091923                     1550.000
Bank of America Corp.          COM              060505104     3936 86430.000SH       SOLE                 2050.000         84580.000
                                                              1456 31975.000SH       DEFINED 0001091923                    31975.000
Bear Stearns Cos. Inc.         COM              073902108     3305 23827.000SH       SOLE                  800.000         23102.000
                                                                55  400.000 SH       DEFINED 0001091923                      400.000
Becton, Dickinson & Company    COM              075887109     1994 32384.070SH       SOLE                 1325.000         31259.070
                                                                37  600.000 SH       DEFINED 0001091923                      600.000
C.R. Bard Inc.                 COM              067383109     2230 32893.000SH       SOLE                 1300.000         31868.000
                                                                66  975.000 SH       DEFINED 0001091923                      975.000
Cisco Systems, Inc.            COM              17275R102     1027 47406.000SH       SOLE                 2025.000         45381.000
                                                                 7  300.000 SH       DEFINED 0001091923                      300.000
Cohen Steers Realty Ishares    COM              464287564      571 6652.000 SH       SOLE                                   6652.000
                                                                33  380.000 SH       DEFINED 0001091923     80.000           300.000
Colgate Palmolive              COM              194162103      331 5800.000 SH       SOLE                                   5800.000
Danaher Corp.                  COM              235851102     3745 58928.000SH       SOLE                 1675.000         57403.000
                                                               133 2095.000 SH       DEFINED 0001091923                     2095.000
Dell Inc.                      COM              24702r101     1078 36237.000SH       SOLE                 1400.000         34837.000
                                                                36 1225.000 SH       DEFINED 0001091923                     1225.000
Disney (Walt) Holding Co.      COM              254687106     2280 81739.000SH       SOLE                 2425.000         79564.000
                                                               167 5980.000 SH       DEFINED 0001091923                     5980.000
Ecolab Inc.                    COM              278865100     2368 61990.000SH       SOLE                 2475.000         59740.000
                                                                45 1175.000 SH       DEFINED 0001091923                     1175.000
Electronic Arts, Inc.          COM              285512109     1363 24900.000SH       SOLE                  900.000         24100.000
                                                                41  750.000 SH       DEFINED 0001091923                      750.000
Emerson Electric Company       COM              291011104      247 2950.000 SH       SOLE                                   2950.000
Exxon Mobil Corp.              COM              30231G102     4274 70228.346SH       SOLE                 1100.000         69328.346
                                                               512 8410.000 SH       DEFINED 0001091923                     8410.000
Federal Express Corporation    COM              31428X106     3055 27046.000SH       SOLE                  600.000         26496.000
                                                                37  325.000 SH       DEFINED 0001091923                      325.000
First Data                     COM              319963104     2469 52738.000SH       SOLE                 1350.000         51513.000
                                                                70 1500.000 SH       DEFINED 0001091923                     1500.000
General Electric Co.           COM              369604103     4336 124665.207SH      SOLE                 2800.000        122565.207
                                                               480 13795.000SH       DEFINED 0001091923                    13795.000
GlaxoSmithKline ADR            ADR              37733W105      647 12368.000SH       SOLE                                  12368.000
                                                               161 3076.000 SH       DEFINED 0001091923                     3076.000
Goldman Sachs Natural Resource COM              464287374      802 8360.000 SH       SOLE                                   8360.000
                                                                55  575.000 SH       DEFINED 0001091923                      575.000
Home Depot                     COM              437076102     2908 68735.881SH       SOLE                 1950.000         67485.881
                                                                79 1870.000 SH       DEFINED 0001091923                     1870.000
Huntington Bancshares          COM              446150104      210 8719.000 SH       SOLE                                   8719.000
Intel Corp                     COM              458140100     1695 87121.000SH       SOLE                 3075.000         84321.000
                                                                75 3845.000 SH       DEFINED 0001091923                     3845.000
Johnson & Johnson              COM              478160104     1925 32502.000SH       SOLE                  900.000         31677.000
                                                               101 1700.000 SH       DEFINED 0001091923                     1700.000
Johnson Controls Inc.          COM              478366107     2044 26919.000SH       SOLE                 1200.000         26019.000
                                                                49  650.000 SH       DEFINED 0001091923                      650.000
L 3 Communications Holdings, I COM              502424104     1965 22909.000SH       SOLE                  850.000         22159.000
                                                                45  525.000 SH       DEFINED 0001091923                      525.000
MSCI EAFE Ishares              COM              464287465     3145 48446.000SH       SOLE                                  48446.000
                                                               201 3090.000 SH       DEFINED 0001091923     90.000          3000.000
MSCI Emerging Markets Ishares  COM              464287234     2437 24620.000SH       SOLE                                  24620.000
                                                               115 1158.000 SH       DEFINED 0001091923     33.000          1125.000
Marriott Intl Inc New CL A     COM              571903202      274 4000.000 SH       SOLE                                   4000.000
McGraw-Hill Inc.               COM              580645109     4262 73966.000SH       SOLE                 2325.000         72241.000
                                                               167 2900.000 SH       DEFINED 0001091923                     2900.000
Microsoft Corp.                COM              594918104     3035 111533.000SH      SOLE                 3100.000        108733.000
                                                               141 5190.000 SH       DEFINED 0001091923                     5190.000
P P G Industries Inc.          COM              693506107     1661 26226.000SH       SOLE                  925.000         25301.000
                                                                49  775.000 SH       DEFINED 0001091923                      775.000
PepsiCo Inc.                   COM              713448108     2853 49367.000SH       SOLE                 1795.000         48092.000
                                                               516 8925.000 SH       DEFINED 0001091923                     8925.000
Pfizer Inc.                    COM              717081103      230 9227.000 SH       SOLE                                   9227.000
                                                               207 8295.000 SH       DEFINED 0001091923                     8295.000
Pitney-Bowes Inc.              COM              724479100      268 6250.000 SH       SOLE                                   6250.000
Procter & Gamble Co.           COM              742718109     2259 39207.000SH       SOLE                  316.000         39012.000
                                                               330 5727.000 SH       DEFINED 0001091923                     5727.000
Quest Diagnostics              COM              74834l100     3394 66156.000SH       SOLE                 1825.000         64881.000
                                                                95 1850.000 SH       DEFINED 0001091923                     1850.000
S&P Mid Cap 400 Ishares        COM              464287507     3715 46855.000SH       SOLE                                  46855.000
                                                               202 2550.000 SH       DEFINED 0001091923    150.000          2400.000
S&P Small Cap 600 Ishares      COM              464287804     2546 39026.000SH       SOLE                                  39026.000
                                                               113 1735.000 SH       DEFINED 0001091923    135.000          1600.000
Schlumberger Ltd.              COM              806857108     4299 33969.302SH       SOLE                 1310.000         32949.302
                                                               256 2025.000 SH       DEFINED 0001091923                     2025.000
Sigma Aldrich Corp.            COM              826552101      235 3575.000 SH       SOLE                  100.000          3575.000
Southern Company               COM              842587107     3488 106424.829SH      SOLE                 2775.000        104324.829
                                                               420 12815.000SH       DEFINED 0001091923                    12815.000
Standard & Poor's 500 Dep. Rec COM              78462f103      863 6651.000 SH       SOLE                                   6651.000
                                                                21  165.000 SH       DEFINED 0001091923    165.000
Streetracks Gold Trust         COM              863307104      212 3650.000 SH       SOLE                                   3650.000
Stryker Corp.                  COM              863667101     4337 97818.000SH       SOLE                 2425.000         96043.000
                                                                57 1275.000 SH       DEFINED 0001091923                     1275.000
Tortoise Energy Infrastructure COM              89147l100     2523 90413.158SH       SOLE                 2550.000         88463.158
                                                                74 2650.000 SH       DEFINED 0001091923                     2650.000
US BANCORP DEL COM NEW         COM              902973304      244 8000.000 SH       DEFINED 0001091923                     8000.000
United Healthcare Corp.        COM              91324p102     2934 52525.000SH       SOLE                 1675.000         51000.000
                                                                75 1350.000 SH       DEFINED 0001091923                     1350.000
United Technologies Corp.      COM              913017109     3083 53181.000SH       SOLE                 1400.000         52281.000
                                                               199 3430.000 SH       DEFINED 0001091923                     3430.000
Wachovia Corp New              COM              929903102      415 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     2765 58523.000SH       SOLE                 1600.000         57348.000
                                                               100 2125.000 SH       DEFINED 0001091923                     2125.000
Walgreen Company               COM              931422109     2084 48318.000SH       SOLE                 2030.000         47038.000
                                                               148 3430.000 SH       DEFINED 0001091923                     3430.000
Washington Mutual, Inc.        COM              939322103      167 3925.000 SH       SOLE                  100.000          3825.000
                                                                39  925.000 SH       DEFINED 0001091923                      925.000
Weyerhaeuser Co.               COM              962166104     1373 18950.000SH       SOLE                  350.000         18725.000
                                                                69  950.000 SH       DEFINED 0001091923                      950.000